Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Reserves [Abstract]
Schedule of Reserves
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Bargain purchase accounted as merger reserve in equity from acquisition of CL Technologies (International) Sdn Bhd	2,263,143	2,263,143	554,176
Bargain purchase accounted as merger reserve in equity from acquisition of Sagtec Group Sdn Bhd	1,017,245	1,017,245	249,093
	3,280,388	3,280,388	803,269